Financial Instruments and Risk Management (Currency Contracts) (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 $ / $
Collars and Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Financial liabilities, at fair value		$ 3.3
Gains (losses) on change in fair value of derivatives	$ 1.4	$ (1.5)
2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount			$ 45.0		$ 1,185.0
Bottom of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument				131.00%		2096.00%
Top of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument				138.00%		2528.00%